Other Current Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended					12 Months Ended			15 Months Ended
	Dec. 22, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Other Liabilities, Current [Abstract]
VAT payable		$ 28.2				$ 17.5	$ 28.2	$ 17.5		$ 28.2
Other current taxes payable		19.6				19.7	19.6	19.7		19.6
Advances from customers		15.9				0.0	15.9	0.0		15.9
Corporate income taxes payable		14.3				6.7	14.3	6.7		14.3
Accrued payroll and severance		$ 1.4				$ 0.8	$ 1.4	$ 0.8		$ 1.4
Operating lease liability, current, [extensible enumeration]		Other current liabilities				Other current liabilities	Other current liabilities	Other current liabilities		Other current liabilities
Operating lease liability, current		$ 0.4				$ 0.5	$ 0.4	$ 0.5		$ 0.4
Other current liabilities		4.4				6.1	4.4	6.1		4.4
Cash distributions payable		0.0				11.9	0.0	11.9		0.0
Other current liabilities		$ 84.2				$ 63.2	84.2	63.2		$ 84.2
Cash dividends declared (in USD per share)		$ 0.02	$ 0.10	$ 0.10	$ 0.05	$ 0.05				$ 0.32
Distributions to shareholders	$ 11.9	$ 4.7	$ 23.9	$ 23.9	$ 11.9	$ 11.9	$ 64.4	$ 11.9	$ 0.0	$ 76.3